FAIR VALUE OF ASSETS AND LIABILITIES (Schedule of the Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 130,641	$ 222
Loans at fair value	34,164
Total Assets	164,805	222
Liabilities
Payable to fund at fair value	39,049
Total Liabilities	39,049
Level 1 Inputs [Member]
Assets
Cash and cash equivalents	$ 130,641	222
Loans at fair value
Total Assets	$ 130,641	$ 222
Liabilities
Payable to fund at fair value
Total Liabilities
Level 2 Inputs [Member]
Assets
Cash and cash equivalents
Loans at fair value
Total Assets
Liabilities
Payable to fund at fair value
Total Liabilities
Level 3 Inputs [Member]
Assets
Cash and cash equivalents
Loans at fair value	$ 34,164
Total Assets	34,164
Liabilities
Payable to fund at fair value	39,049
Total Liabilities	$ 39,049